Impairment charges net of reversals - (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of impairment loss and reversal of impairment loss [abstract]
Summary of impairment charges net of reversals

		2023				2022	2021
	Note	Pre-tax amount US$m	Taxation US$m	Non- controlling interest US$m	Net amount US$m	Pre-tax amount US$m	Pre-tax amount US$m
Aluminium - Alumina refineries		(1,175)	347	—	(828)	—	—
Aluminium – Pacific Aluminium		—	—	—	—	(202)	—
Aluminium - Kitimat		—	—	—	—	—	(269)
Other operations - Simandou		239	152	(215)	176	—	—
Other operations - Roughrider		—	—	—	—	150	—
Total impairment charges net of reversals		(936)	499	(215)	(652)	(52)	(269)

Allocated as:
Intangible assets	12	231				150	—
Property, plant and equipment	13	(1,167)				—	(269)
Investment in equity accounted units (EAUs)		—				(202)	—
Total impairment charges net of reversals		(936)				(52)	(269)

Comprising:
Net impairment (charges)/reversals of consolidated balances					(936)	150	(269)
Impairment (charges) related to EAUs (pre-tax)					—	(202)	—
Total impairment charges net of reversals					(936)	(52)	(269)
Taxation (including related to EAUs)					499	—	72
Non-controlling interests					(215)	—	—
Total impairment charges net of reversals in the income statement					(652)	(52)	(197)